Contingent Payment	9 Months Ended
Sep. 30, 2020
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment

20. CONTINGENT PAYMENT

Total
As at December 31, 2019	143
Re-measurement (1)	(97)
Liabilities Settled or Payable	-
As at September 30, 2020	46
Less: Current Portion	20
Long-Term Portion	26
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.

In connection with the acquisition (the “Acquisition”) from ConocoPhillips Company and certain of its subsidiaries (collectively, “ConocoPhillips”), Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. The quarterly payment will be $6 million for each dollar that the WCS price exceeds $52.00 per barrel. The calculation includes an adjustment mechanism related to certain significant production outages at Foster Creek and Christina Lake, which may reduce the amount of a contingent payment. There are no maximum payment terms. As at September 30, 2020, no amount was payable under this agreement (December 31, 2019 – $14 million).